Commitments and contingencies - Associates - Cerro Verde (Details) S/ in Billions, $ in Billions			12 Months Ended
	Jan. 05, 2021 installment	Jun. 23, 2004	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)
SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Number Of Equal Monthly Payments	66
SUNAT. | Sociedad Minera Cerro Verde S.A.A. | December 2006 to December 2013
Disclosure of Commitments and contingencies [Line Items]
Payment of Litigation Settlement Amount			S/ 2.9	$ 791.9
Minimum | Sociedad Minera Cerro Verde S.A.A.
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales		1.00%
Maximum | Sociedad Minera Cerro Verde S.A.A.
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales		3.00%
New guarantee contract | Sociedad Minera Cerro Verde S.A.A.
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales		1.00%
New guarantee contract | Minimum | Sociedad Minera Cerro Verde S.A.A.
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales		1.00%
New guarantee contract | Maximum | Sociedad Minera Cerro Verde S.A.A.
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales		12.00%